United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2011

Date of Reporting Period:  Quarter ended 12/31/2010

Item 1.                      Schedule of Investments

Tax-Free Money Market Fund

Portfolio of Investments

December 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.1%;1
		Alabama – 0.7%
$24,600,000		Huntsville, AL Randolph School Educational Building Authority, (Series 2008) Weekly VRDNs (Randolph School)/(Compass Bank, Birmingham LOC), 0.750%, 1/6/2011	24,600,000
3,380,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.360%, 1/6/2011	3,380,000
		TOTAL	27,980,000
		Alaska – 1.7%
8,435,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.340%, 1/6/2011	8,435,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.480%, 1/5/2011	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.330%, 1/5/2011	17,500,000
		TOTAL	68,535,000
		Arizona – 1.2%
23,120,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.410%, 1/6/2011	23,120,000
450,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 1/6/2011	450,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Floater Certificates (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.340%, 1/6/2011	14,000,000
5,880,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.700%, 1/6/2011	5,880,000
4,000,000		Yuma, AZ IDA — Hospital Revenue, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 1/5/2011	4,000,000
		TOTAL	47,450,000
		Arkansas – 0.2%
8,000,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.370%, 1/6/2011	8,000,000
		California – 12.0%
11,275,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.320%, 1/5/2011	11,275,000
7,865,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.350%, 1/6/2011	7,865,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(U.S. Bank, N.A. LOC), 0.360%, 1/6/2011	5,000,000
38,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.320%, 1/3/2011	38,900,000
10,280,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.320%, 1/5/2011	10,280,000
13,365,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 1/6/2011	13,365,000
10,750,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.350%, 1/6/2011	10,750,000
10,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.340%, 1/3/2011	10,900,000
9,000,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.370%, 1/6/2011	9,000,000
12,200,000		California Enterprise Development Authority, (Series 2010) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.390%, 1/6/2011	12,200,000
10,050,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.350%, 1/5/2011	10,050,000
20,000,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 1/19/2011	20,000,000

Principal Amount			Value
$14,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 1/5/2011	14,000,000
26,415,000		California Statewide CDA, (Series 2005) Weekly VRDNs (University of San Diego)/(Wells Fargo Bank, N.A. LOC), 0.330%, 1/5/2011	26,415,000
22,500,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.340%, 1/6/2011	22,500,000
9,230,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.340%, 1/6/2011	9,230,000
9,450,000		California Statewide CDA, MFH, (2010 Series D: Lincoln Walk Apartments) Weekly VRDNs (Lincoln Walk Studios, LP)/(PNC Bank, N.A. LOC), 0.340%, 1/6/2011	9,450,000
29,020,000	[2,3]	California Statewide CDA, Stage Trust (Series 2010-16C), 0.40% TOBs (Southern California Edison Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/24/2011	29,020,000
9,690,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.350%, 1/6/2011	9,690,000
36,040,000	[2,3]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.360%, 1/6/2011	36,040,000
13,000,000	[2,3]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.340%, 1/6/2011	13,000,000
14,710,000		Los Angeles, CA USD, (2008 Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.350%, 1/5/2011	14,710,000
20,500,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	20,633,509
8,790,000	[2,3]	Manteca, CA USD, SPEARs (Series DBE-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.360%, 1/6/2011	8,790,000
21,035,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.370%, 1/6/2011	21,035,000
26,000,000	[2,3]	Nuveen California Select Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.590%, 1/6/2011	26,000,000
17,285,000	[2,3]	Palomar, CA CCD, Stage Trust (Series 2008-18C), 0.40% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 1/6/2011	17,285,000
6,500,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.340%, 1/6/2011	6,500,000
7,805,000	[2,3]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.360%, 1/6/2011	7,805,000
18,500,000		San Diego County, CA Water Authority, (Series 3), 0.35% CP, Mandatory Tender 2/9/2011	18,500,000
9,990,000	[2,3]	Santa Clara County, CA, Stage Trust (Series 2009-19C), 0.40% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/17/2011	9,990,000
		TOTAL	480,178,509
		Colorado – 2.1%
44,580,000		Centerra Metropolitian District No. 1, CO, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.320%, 1/5/2011	44,580,000
23,230,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 1.000%, 1/6/2011	23,230,000
1,595,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 1/6/2011	1,595,000
360,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.830%, 1/6/2011	360,000
6,250,000	[2,3]	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (Catholic Health Initiatives)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.390%, 1/6/2011	6,250,000
6,500,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.360%, 1/5/2011	6,500,000
		TOTAL	82,515,000
		Connecticut – 0.7%
6,500,000		Connecticut Development Authority, (Series 1999), 1.00% CP (New England Power Co.), Mandatory Tender 1/13/2011	6,500,000
2,000,000	[2,3]	Connecticut Health and Educational Facilities Authority, Austin Floater Certificates (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.410%, 1/6/2011	2,000,000
500,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.420%, 1/6/2011	500,000
5,110,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.410%, 1/6/2011	5,110,000
13,376,000		Manchester, CT, 1.25% BANs, 7/1/2011	13,428,811
		TOTAL	27,538,811

Principal Amount			Value
		Florida – 3.3%
$6,000,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 1/6/2011	6,000,000
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.340%, 1/6/2011	7,630,000
4,575,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/7/2011	4,575,000
1,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.360%, 1/5/2011	1,000,000
10,000,000	[2,3]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.37% TOBs (Adventist Health System/ Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/19/2011	10,000,000
10,390,000	[2,3]	JEA, FL Water & Sewer System, Stage Trust (Series 2010-6C), 0.40% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 2/24/2011	10,390,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.360%, 1/6/2011	3,800,000
13,400,000	[2,3]	Lakeland, FL Energy Systems, Stage Trust (Series 2010-24C), 0.37% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/21/2011	13,400,000
11,920,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.980%, 1/5/2011	11,920,000
3,415,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.980%, 1/5/2011	3,415,000
10,355,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.440%, 1/6/2011	10,355,000
14,990,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.980%, 1/5/2011	14,990,000
6,575,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.750%, 1/3/2011	6,575,000
12,225,000		Southeast Volusia Hospital District, Revenue Bonds (Series 1995) Weekly VRDNs (Bert Fish Medical Center (FL)/(Bank of America N.A. LOC), 0.490%, 1/5/2011	12,225,000
700,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.340%, 1/3/2011	700,000
7,765,000	[2,3]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C) Weekly VRDNs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.330%, 1/6/2011	7,765,000
8,905,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 1.100%, 1/5/2011	8,905,000
		TOTAL	133,645,000
		Georgia – 2.3%
20,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.360%, 1/3/2011	20,000,000
26,900,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.360%, 1/3/2011	26,900,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.390%, 1/3/2011	10,125,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wells Fargo Bank, N.A. LOC), 0.400%, 1/6/2011	12,700,000
3,530,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.350%, 1/5/2011	3,530,000
10,000,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.340%, 1/6/2011	10,000,000
6,000,000		Municipal Electric Authority of Georgia, (Series 1994 C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.440%, 1/5/2011	6,000,000
1,100,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.500%, 1/6/2011	1,100,000
		TOTAL	90,355,000
		Hawaii – 0.1%
4,225,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.320%, 1/6/2011	4,225,000
		Idaho – 0.5%
10,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Harris, N.A. LOC), 0.330%, 1/6/2011	10,000,000
12,000,000		Idaho State, (Series 2010), 2.00% TANs, 6/30/2011	12,093,699
		TOTAL	22,093,699
		Illinois – 5.5%
8,665,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.440%, 1/6/2011	8,665,000

Principal Amount			Value
$4,675,000	[2,3]	Chicago, IL Board of Education, SPEARs (Series DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.370%, 1/6/2011	4,675,000
12,366,667		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 0.470%, 1/6/2011	12,366,667
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.500%, 1/6/2011	6,980,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 1/6/2011	5,100,000
23,100,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.420%, 1/6/2011	23,100,000
2,725,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/6/2011	2,725,000
4,600,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/7/2011	4,600,000
30,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 1.000%, 1/6/2011	30,000,000
19,570,000	[2,3]	Illinois Finance Authority, Stage Trust (Series 2008-27C), 0.40% TOBs (Children's Memorial Hospital)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC) Optional Tender 1/6/2011	19,570,000
20,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.410%, 1/6/2011	20,775,000
20,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.410%, 1/6/2011	20,000,000
20,925,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.410%, 1/6/2011	20,925,000
27,845,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 1/6/2011	27,845,000
13,755,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin Floater Certificates (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.440%, 1/6/2011	13,755,000
465,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.260%, 1/6/2011	465,000
		TOTAL	221,546,667
		Indiana – 3.8%
10,595,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/7/2011	10,595,000
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.440%, 1/6/2011	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.440%, 1/6/2011	9,500,000
855,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Bank of America N.A. LOC), 1.250%, 1/6/2011	855,000
49,390,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 1/5/2011	49,390,000
10,625,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/7/2011	10,625,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 2.000%, 1/5/2011	3,250,000
17,650,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2008C-1) Daily VRDNs (Indianapolis Airport Authority)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 1/3/2011	17,650,000
7,360,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.460%, 1/6/2011	7,360,000
24,200,000		Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 1/3/2011	24,200,000
3,740,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.850%, 1/6/2011	3,740,000
6,265,000		Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.900%, 1/6/2011	6,265,000
		TOTAL	152,280,000
		Iowa – 0.7%
390,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.550%, 1/6/2011	390,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(FHLB of Chicago LOC), 0.390%, 1/6/2011	27,685,000

Principal Amount			Value
$500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.320%, 1/6/2011	500,000
		TOTAL	28,575,000
		Kentucky – 0.7%
25,070,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/7/2011	25,070,000
2,340,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 0.840%, 1/6/2011	2,340,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.550%, 1/6/2011	100,000
		TOTAL	27,510,000
		Louisiana – 2.7%
10,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.470%, 1/5/2011	10,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.420%, 1/6/2011	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.400%, 1/5/2011	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.390%, 1/6/2011	11,520,000
30,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.350%, 1/6/2011	30,575,000
10,000,000		St. Charles Parish, LA, (Series 2010) Weekly VRDNs (Valero Energy Corp.)/(Mizuho Bank Ltd. LOC), 0.390%, 1/5/2011	10,000,000
30,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Corp.), 0.350%, 1/5/2011	30,000,000
		TOTAL	107,095,000
		Maine – 0.2%
7,370,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.360%, 1/6/2011	7,370,000
		Maryland – 0.8%
5,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.340%, 1/6/2011	5,000,000
3,500,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 1/4/2011	3,500,000
5,005,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004: French International School) Weekly VRDNs (La Fondation Du Lycee Francais International De Washington)/(SunTrust Bank LOC), 0.980%, 1/5/2011	5,005,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2009B) Weekly VRDNs (Anne Arundel Health System, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 1/6/2011	15,000,000
5,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010) Weekly VRDNs (Stevenson University, MD)/(Bank of America N.A. LOC), 0.380%, 1/6/2011	5,250,000
		TOTAL	33,755,000
		Massachusetts – 3.0%
2,195,000		Boston, MA IDFA, (Series 2006A) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.550%, 1/5/2011	2,195,000
7,525,000		Boston, MA IDFA, (Series 2006B) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.550%, 1/5/2011	7,525,000
12,220,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/23/2011	12,220,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, MVRENs, 7 Month Window (Series 2010A), 0.430%, 1/6/2011	4,000,000
20,922,000		Massachusetts Development Finance Agency, (Issue 4), 0.42% CP (FHLB of Boston LOC), Mandatory Tender 2/15/2011	20,922,000
2,750,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.360%, 1/5/2011	2,750,000
29,660,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 1/6/2011	29,660,000
12,600,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.460%, 1/6/2011	12,600,000
13,320,000	[2,3]	Massachusetts HEFA, P-Floats (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.410%, 1/6/2011	13,320,000
5,600,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.650%, 1/5/2011	5,600,000
9,585,000		Massachusetts State Development Finance Agency, (Series 2007) Weekly VRDNs (Hillside School)/(Banco Santander, S.A. LOC), 0.550%, 1/6/2011	9,585,000
		TOTAL	120,377,000

Principal Amount			Value
		Michigan – 4.2%
$9,840,000	[2,3]	Detroit, MI City School District, P-Floats (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.410%, 1/6/2011	9,840,000
1,080,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.340%, 1/6/2011	1,080,000
20,000,000		Kent Hospital Finance Authority, MI, (Series 2008B) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 1/5/2011	20,000,000
3,500,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	3,526,719
28,000,000		Michigan Finance Authority, (Series D-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/22/2011	28,285,136
8,600,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.710%, 1/5/2011	8,600,000
50,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	50,583,564
17,400,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/7/2011	17,400,000
28,500,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 1/6/2011	28,500,000
		TOTAL	167,815,419
		Minnesota – 0.2%
260,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 0.550%, 1/6/2011	260,000
5,900,000		Minnetonka, MN, MFH Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.340%, 1/6/2011	5,900,000
		TOTAL	6,160,000
		Mississippi – 0.5%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 1/6/2011	10,000,000
5,160,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.430%, 1/6/2011	5,160,000
3,400,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.470%, 1/6/2011	3,400,000
		TOTAL	18,560,000
		Missouri – 1.5%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.370%, 1/6/2011	10,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 1/6/2011	26,000,000
4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.500%, 1/5/2011	4,300,000
19,455,000	[2,3]	St. Louis, MO, SPEARs (Series DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.340%, 1/6/2011	19,455,000
		TOTAL	59,755,000
		Multi-State – 3.5%
3,535,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 1/6/2011	3,535,000
5,215,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-76 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.390%, 1/6/2011	5,215,000
24,180,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.390%, 1/6/2011	24,180,000
6,600,000	[2,3]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.510%, 1/6/2011	6,600,000
50,000,000	[2,3]	Nuveen Municipal Advantage Fund, Inc.,(Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.540%, 1/6/2011	50,000,000
25,000,000	[2,3]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Deutsche Bank AG), 0.540%, 1/6/2011	25,000,000
25,000,000		Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), 0.540%, 1/6/2011	25,000,000
		TOTAL	139,530,000
		Nebraska – 0.4%
9,930,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.340%, 1/6/2011	9,930,000
1,450,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Bank of America N.A. LOC), 0.640%, 1/6/2011	1,450,000

Principal Amount			Value
$4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.410%, 1/6/2011	4,880,000
		TOTAL	16,260,000
		Nevada – 0.2%
9,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.360%, 1/5/2011	9,000,000
		New Jersey – 7.8%
3,080,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 1/3/2011	3,080,000
19,720,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.340%, 1/6/2011	19,720,000
4,000,000		Edgewater, NJ, 1.50% BANs, 8/12/2011	4,016,958
4,400,000		Freehold Township, NJ, 1.50% BANs, 12/21/2011	4,429,616
5,030,000	[2,3]	Garden State Preservation Trust, NJ, SPEARs (Series DBE-328) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.360%, 1/6/2011	5,030,000
17,629,678		Lyndhurst Township, NJ, 1.50% BANs, 2/18/2011	17,640,922
2,660,000		Manalapan Township, NJ, 1.25% BANs, 2/17/2011	2,661,860
11,675,000		Mount Laurel Township, NJ, 1.00% BANs, 4/18/2011	11,690,364
8,895,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, P-Floats (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 1/6/2011	8,895,000
55,600,000	[2,3]	New Jersey State, PUTTERs (Series 3808) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.290%, 1/3/2011	55,600,000
35,000,000	[2,3]	New Jersey State, PUTTERs (Series 3810), 0.30% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 2/22/2011	35,000,000
1,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.390%, 1/5/2011	1,000,000
15,000,000	[2,3]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.590%, 1/6/2011	15,000,000
20,000,000	[2,3]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.590%, 1/6/2011	20,000,000
13,819,545		Paramus, NJ, 1.50% BANs, 2/25/2011	13,838,078
20,000,000		Readington Township, NJ, 1.00% BANs, 2/3/2011	20,008,872
15,505,000		Stafford Township, NJ, 1.50% BANs, 5/26/2011	15,549,594
11,505,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.350%, 1/6/2011	11,505,000
21,746,250		Union County, NJ, 2.00% BANs, 7/1/2011	21,910,379
7,868,500		Washington Township (Morris County), NJ, 1.25% BANs, 5/2/2011	7,880,203
14,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	14,035,782
4,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	4,019,631
		TOTAL	312,512,259
		New Mexico – 0.3%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.550%, 1/6/2011	2,000,000
10,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.340%, 1/6/2011	10,000,000
		TOTAL	12,000,000
		New York – 4.4%
12,400,000		Cattaraugus-Little Valley, NY CSD, (Series 2010A), 1.75% BANs, 6/16/2011	12,441,845
16,950,000		Franklinville, NY CSD, 2.125% BANs, 7/28/2011	17,043,018
5,170,000		Granville, NY CSD, 1.50% BANs, 2/25/2011	5,176,186
10,050,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 1/5/2011	10,050,000
15,000,000		Nassau County, NY, 1.25% TANs, 3/31/2011	15,018,398
15,000,000		Nassau County, NY, 2.00% TANs, 10/15/2011	15,089,902
5,200,000		New York City, NY, (Fiscal 1994 Series B-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 1/3/2011	5,200,000
4,200,000		New York City, NY, (Series 1994B-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 1/3/2011	4,200,000
7,000,000		New York City, NY, (Series 2006E-2) Daily VRDNs (Bank of America N.A. LOC), 0.290%, 1/3/2011	7,000,000

Principal Amount			Value
$35,000,000		New York Liberty Development Corporation, (Series A-2), 0.32% TOBs (World Trade Center), Optional Tender 5/5/2011	35,000,000
31,000,000		Nuveen New York Quality Income Municipal Fund, Inc., (1617 Series 1), Weekly VRDPs 0.590%, 1/6/2011	31,000,000
4,700,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	4,713,820
10,000,000		West Islip, NY Unified Free School District, 1.25% TANs, 6/30/2011	10,036,857
5,620,000		Westbury, NY Union Free School District, 1.25% BANs, 8/19/2011	5,644,648
		TOTAL	177,614,674
		North Carolina – 3.6%
4,925,000		Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 6/7/2011	4,925,000
25,200,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 1/6/2011	25,200,000
4,470,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.400%, 1/5/2011	4,470,000
3,990,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.500%, 1/6/2011	3,990,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.420%, 1/6/2011	1,500,000
6,270,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 1/5/2011	6,270,000
3,760,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.420%, 1/6/2011	3,760,000
1,735,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.330%, 1/6/2011	1,735,000
2,045,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.350%, 1/6/2011	2,045,000
5,160,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.350%, 1/6/2011	5,160,000
7,270,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.350%, 1/6/2011	7,270,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.350%, 1/6/2011	2,800,000
2,605,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.350%, 1/6/2011	2,605,000
6,825,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.350%, 1/6/2011	6,825,000
7,525,000	[2,3]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C), 0.40% TOBs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/3/2011	7,525,000
6,825,000		North Carolina Educational Facilities Finance Agency, (Series 1999A) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.500%, 1/6/2011	6,825,000
4,970,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.420%, 1/6/2011	4,970,000
2,800,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.350%, 1/6/2011	2,800,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.350%, 1/6/2011	5,000,000
4,900,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.420%, 1/6/2011	4,900,000
2,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.320%, 1/6/2011	2,000,000
6,400,000		North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.330%, 1/5/2011	6,400,000
15,125,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.340%, 1/5/2011	15,125,000
6,755,000		Raleigh, NC, (Series 2009), 0.440%, 1/6/2011	6,755,000
2,150,000	[2,3]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.340%, 1/6/2011	2,150,000
		TOTAL	143,005,000
		Ohio – 4.5%
7,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	7,049,580

Principal Amount			Value
$5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.850%, 1/6/2011	5,900,000
7,250,000		Delaware County, OH Healthcare Facilities, (Series 2007B) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.710%, 1/7/2011	7,250,000
40,000,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.660%, 1/3/2011	40,000,000
19,450,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.950%, 1/6/2011	19,450,000
31,235,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.450%, 1/5/2011	31,235,000
13,450,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 1/3/2011	13,450,000
8,800,000		New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 1.000%, 1/6/2011	8,800,000
14,380,000	[2,3]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.340%, 1/6/2011	14,380,000
18,675,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 1.000%, 1/6/2011	18,675,000
4,725,000		Seneca County, OH Health Care Facilities, Refunding Revenue and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.900%, 1/6/2011	4,725,000
4,660,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.770%, 1/6/2011	4,660,000
5,850,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.900%, 1/6/2011	5,850,000
		TOTAL	181,424,580
		Oklahoma – 0.5%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.350%, 1/5/2011	19,200,000
		Pennsylvania – 5.5%
5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.480%, 1/6/2011	5,000,000
29,900,000		Delaware Valley, PA Regional Finance Authority, (Series 1985B) Weekly VRDNs (Bayerische Landesbank LOC), 0.380%, 1/5/2011	29,900,000
13,400,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.380%, 1/5/2011	13,400,000
23,100,000		Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 0.380%, 1/5/2011	23,100,000
16,500,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.370%, 1/5/2011	16,500,000
14,540,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.760%, 1/6/2011	14,540,000
32,290,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 1/6/2011	32,290,000
7,000,000	[2,3]	Nuveen Pennsylvania Investment Quality Municipal Fund, (Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.590%, 1/6/2011	7,000,000
22,000,000	[2,3]	Nuveen Pennsylvania Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.590%, 1/6/2011	22,000,000
400,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.410%, 1/6/2011	400,000
23,865,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.500%, 1/3/2011	23,865,000
14,300,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	14,391,045
17,470,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.350%, 1/6/2011	17,470,000
		TOTAL	219,856,045
		Puerto Rico – 0.2%
500,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.320%, 1/5/2011	500,000
7,325,000	[2,3]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.360%, 1/6/2011	7,325,000
		TOTAL	7,825,000

Principal Amount			Value
		Rhode Island – 0.1%
$3,365,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 1/6/2011	3,365,000
		South Carolina – 2.2%
47,100,000		Piedmont Municipal Power Agency, SC, (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 1/6/2011	47,100,000
7,400,000		Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.540%, 1/5/2011	7,400,000
2,350,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.350%, 1/6/2011	2,350,000
25,000,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 1/5/2011	25,000,000
5,695,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 1/5/2011	5,695,000
		TOTAL	87,545,000
		South Dakota – 0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.360%, 1/6/2011	1,000,000
		Tennessee – 1.7%
4,100,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.980%, 1/5/2011	4,100,000
8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 0.800%, 1/6/2011	8,450,000
13,565,000		Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.800%, 1/6/2011	13,565,000
15,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), 0.430%, 1/6/2011	15,000,000
13,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.430%, 1/5/2011	13,150,000
12,685,000		Signal Mountain, TN Health, Educational and Housing Facility Board, (Series 1999) Weekly VRDNs (Alexian Village of Tennessee)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.500%, 1/5/2011	12,685,000
		TOTAL	66,950,000
		Texas – 10.6%
38,865,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.380%, 1/6/2011	38,865,000
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 0.350%, 1/5/2011	14,500,000
13,300,000		Brazos Harbor, TX IDC, (Series 2007A) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.330%, 1/5/2011	13,300,000
20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.430%, 1/6/2011	20,300,000
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.390%, 1/6/2011	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Credit Agricole Corporate and Investment Bank LOC), 0.450%, 1/6/2011	25,000,000
42,820,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Landesbank Baden-Wurttemberg LIQs), 0.370%, 1/6/2011	42,820,000
12,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.350%, 1/6/2011	12,000,000
13,665,000	[2,3]	Harris County, TX, Stage Trust (Series 2009-71C), 0.37% TOBs (Wells Fargo & Co. LIQ), Optional Tender 1/6/2011	13,665,000
19,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 1.800%, 1/5/2011	19,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.370%, 1/5/2011	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.370%, 1/5/2011	21,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.430%, 1/6/2011	15,000,000
135,000,000		Texas State, 2.00% TRANs, 8/31/2011	136,469,449
24,000,000	[2,3]	Texas State, PUTTERs (Series 3812) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.290%, 1/3/2011	24,000,000
		TOTAL	425,624,449

Principal Amount			Value
		Utah – 0.6%
$12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.340%, 1/6/2011	12,500,000
12,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 1/6/2011	12,000,000
		TOTAL	24,500,000
		Vermont – 0.2%
9,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.770%, 1/6/2011	9,555,000
		Virginia – 0.4%
11,705,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.980%, 1/5/2011	11,705,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 1/6/2011	3,300,000
965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.350%, 1/6/2011	965,000
645,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 1.030%, 1/5/2011	645,000
		TOTAL	16,615,000
		Washington – 0.4%
2,285,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 0.450%, 1/6/2011	2,285,000
7,895,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.380%, 1/5/2011	7,895,000
5,895,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.770%, 1/6/2011	5,895,000
		TOTAL	16,075,000
		West Virginia – 0.8%
30,505,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.000%, 1/6/2011	30,505,000
		Wisconsin – 2.4%
2,650,000		Combined Locks, WI PCRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.780%, 1/6/2011	2,650,000
10,000,000		Milwaukee, WI, (2008 Series C2), 0.32% CP (State Street Bank and Trust Co. LOC), Mandatory Tender 1/19/2011	10,000,000
23,210,000	[2,3]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.320%, 1/6/2011	23,210,000
60,000,000		Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	60,402,382
		TOTAL	96,262,382
		Wyoming – 0.2%
8,840,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 1.000%, 1/6/2011	8,840,000
		TOTAL SHORT-TERM MUNICIPALS — 99.1% (AT AMORTIZED COST)[4]	3,968,379,494
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[5]	34,724,025
		TOTAL NET ASSETS — 100%	$4,003,103,519

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.3% of the portfolio as calculated based upon total market value.

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $754,995,000, which represented 18.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $754,995,000, which represented 18.9% of total net assets.

4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At December 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCRB	— Pollution Control Revenue Bond
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011